Revenue (Details) - Schedule of disaggregation of the group’s revenue from contracts with customers - CHF (SFr)	3 Months Ended	12 Months Ended
	Mar. 08, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Disaggregation of The Group SRevenue From Contracts With Customers Abstract
Product sales	SFr 100,000	SFr 305,616	SFr 63,882
Total revenue		SFr 305,616	SFr 63,882